Trade and Other Payables - Summary of Trade and Other Current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 3,999,224	$ 562,986	¥ 4,199,072
Bills payables	3,248,066	457,242	2,356,574
Other payables	402,516	56,664	319,723
Accrued expenses	226,745	31,920	159,735
Accrued staff costs	499,230	70,278	422,045
Refund liabilities	324,161	45,633	222,342
Dividend payable	30,899	4,350	30,205
Amount due to joint ventures (trade)	83,590	11,767	67,556
Amount due to joint ventures (non-trade)	0	0	22
Amount due to related parties (trade)	303,393	42,710	296,219
Amount due to related parties (non-trade)	36,083	5,079	7,289
Financial liabilities carried at amortized cost (Note 32, Note 35)	9,153,907	1,288,629	8,080,782
Deferred grants (Note 27)	8,064	1,135	13,404
Advance from customers	248	35	254
Other tax payable	65,105	9,165	44,968
Total trade and other payables (current)	¥ 9,227,324	$ 1,298,964	¥ 8,139,408